Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000009553 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.55%
C000009553 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.56%
C000009553 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000009553 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.51%
C000009553 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.73%
C000009554 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.55%
C000009554 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.56%
C000009554 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000009554 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.51%
C000009554 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.73%